Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loan portfolio aging analysis
30-59 Days Past Due	$ 2,058	$ 1,002
60-89 Days Past Due	537	978
Greater Than 90 Days	2,508	5,064
Total Past Due	5,103	7,044
Current	458,562	435,811
Total Loans Receivable	463,665	442,855
Loans Held For Sale Current	6,147	5,238
Loans held for sale	6,147	5,238
Loans and Leases Receivable Current Reported Amount	464,709	441,049
Net Loans	469,812	448,093
Commercial & Industrial [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	26	58
60-89 Days Past Due	2
Greater Than 90 Days	497	2,334
Total Past Due	525	2,392
Current	81,242	75,720
Total Loans Receivable	81,767	78,112
Commercial Real Estate [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	1,623	67
60-89 Days Past Due	320
Greater Than 90 Days	264	1,656
Total Past Due	2,207	1,723
Current	199,185	186,106
Total Loans Receivable	201,392	187,829
Agricultural & Farmland [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	42,276	38,361
Total Loans Receivable	42,276	38,361
Residential Real Estate [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	90	412
60-89 Days Past Due	139	784
Greater Than 90 Days	1,467	569
Total Past Due	1,696	1,765
Current	86,163	85,891
Home Equity & Consumer [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	319	465
60-89 Days Past Due	76	194
Greater Than 90 Days	280	505
Total Past Due	675	1,164
Current	49,548	49,517
Total Loans Receivable	50,223	50,681
Other [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	148	216
Total Loans Receivable	$ 148	$ 216